Leases (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Leases [Line Items]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

Below is the roll-forward of lease right-of-use assets:

	Land and buildings	Plant and machinery	Total
Cost
At December 31, 2024	56,089	28,178	84,267
Increases	1,051	173	1,224
Decreases	(1,362)	(1,467)	(2,829)
Exchange differences	2,974	1,980	4,954
At June 30, 2025	58,752	28,864	87,616
Accumulated depreciation
At December 31, 2024	(24,917)	(13,795)	(38,712)
Depreciation	(3,582)	(2,000)	(5,582)
Decreases	1,262	1,479	2,741
Exchange differences	(1,263)	(1,259)	(2,522)
At June 30, 2025	(28,500)	(15,575)	(44,075)
Cost, net accumulated depreciation
At December 31, 2024	31,172	14,383	45,555
At June 30, 2025	30,252	13,289	43,541

Summary of Maturity Analysis of Lease Liabilities

Below is the maturity analysis of lease liabilities:

Lease liabilities	June 30, 2025
Maturity Analysis
Less than 3 months	3,466
Between 3 months and 1 year	10,398
Between 1 and 2 years	11,619
Between 2 and 5 years	15,286
After 5 years	13,799
Total lease commitments	54,568
Impact of discounting remaining lease payments	(11,587)
Total lease liabilities at June 30, 2025	42,981
Lease liabilities included in the condensed consolidated statement of financial position at June 30, 2025
Non-current	29,508
Current	13,473
Total	42,981